Derivative financial instruments and hedging activities - Notional Amount of Derivatives by Term to Maturity (Absolute Amounts) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 35,021,192	$ 27,623,023
Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,000	1,000
Under 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	13,906,268	10,447,537
1 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	13,576,260	11,054,134
Over 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	7,538,664	6,121,352
Over-the-counter contracts [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,776,820	1,700,733
Over-the-counter contracts [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	20,493,707	15,290,689
Over-the-counter contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	770,222	749,461
Over-the-counter contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	781,235	735,909
Over-the-counter contracts [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,082,926	2,446,716
Over-the-counter contracts [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	207,959	193,261
Over-the-counter contracts [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	5,223,909	4,169,011
Over-the-counter contracts [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	553,799	320,791
Over-the-counter contracts [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	556,689	327,878
Over-the-counter contracts [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	258,292	234,809
Over-the-counter contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	549,021	414,841
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,097,367	1,008,978
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	6,181,369	4,220,675
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	206,649	162,845
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	217,379	144,138
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,939,019	2,336,565
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	23,204	30,098
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,298,173	972,658
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	475,980	244,721
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	488,878	254,534
Over-the-counter contracts [member] | Under 1 year [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,055	11,709
Over-the-counter contracts [member] | Under 1 year [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	389,424	261,528
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	672,436	691,397
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	8,714,891	6,651,849
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	407,730	420,341
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	384,448	412,239
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	136,442	106,069
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	108,912	88,625
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,544,878	2,055,058
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	75,804	73,407
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	66,828	71,039
Over-the-counter contracts [member] | 1 to 5 years [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	135,505	108,637
Over-the-counter contracts [member] | 1 to 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	149,475	140,225
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	7,017	358
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	5,597,447	4,418,165
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	155,843	166,275
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	179,408	179,532
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	7,465	4,082
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	75,843	74,538
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,380,858	1,141,295
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,015	2,663
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	983	2,305
Over-the-counter contracts [member] | Over 5 years [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	118,732	114,463
Over-the-counter contracts [member] | Over 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	10,122	13,088
Exchange-traded contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	8,066	12,804
Exchange-traded contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,276	12,674
Exchange-traded contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	437,729	731,233
Exchange-traded contracts [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	139,056	127,479
Exchange-traded contracts [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	179,485	154,610
Exchange-traded contracts [member] | Foreign exchange contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1	124
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	7,075	12,801
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,262	11,206
Exchange-traded contracts [member] | Under 1 year [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	367,023	571,970
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	93,985	103,195
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	114,425	99,792
Exchange-traded contracts [member] | Under 1 year [member] | Foreign exchange contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1	124
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	991	3
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	14	1,468
Exchange-traded contracts [member] | 1 to 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	68,132	154,677
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	45,015	24,283
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	64,759	54,817
Exchange-traded contracts [member] | Over 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,574	4,586
Exchange-traded contracts [member] | Over 5 years [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	56	1
Exchange-traded contracts [member] | Over 5 years [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	301	1
Trading Derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	33,627,388	26,337,778
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,776,820	1,700,733
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	19,291,405	14,169,938
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	770,181	749,257
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	781,113	735,562
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,966,914	2,363,796
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	199,481	189,100
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	5,168,677	4,107,125
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	553,799	320,791
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	556,689	327,878
Trading Derivatives [member] | Over-the-counter contracts [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	257,333	234,066
Trading Derivatives [member] | Over-the-counter contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	538,604	401,373
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	8,066	12,804
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,276	12,674
Trading Derivatives [member] | Exchange-traded contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	437,729	731,233
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	139,056	126,879
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	179,244	154,445
Trading Derivatives [member] | Exchange-traded contracts [member] | Foreign exchange contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1	124
Other than trading [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,393,804	1,285,245
Other than trading [member] | Over-the-counter contracts [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,202,302	1,120,751
Other than trading [member] | Over-the-counter contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	41	204
Other than trading [member] | Over-the-counter contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	122	347
Other than trading [member] | Over-the-counter contracts [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	116,012	82,920
Other than trading [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	8,478	4,161
Other than trading [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	55,232	61,886
Other than trading [member] | Over-the-counter contracts [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	959	743
Other than trading [member] | Over-the-counter contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	10,417	13,468
Other than trading [member] | Exchange-traded contracts [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount		600
Other than trading [member] | Exchange-traded contracts [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 241	$ 165